Assets Held for Sale (Details)	12 Months Ended
Dec. 31, 2014 DWT
DWT	7,399,400
Assets Held-for-sale [Member]
DWT	765,600
Capesize converted to LR2 Tankers [Member]
DWT	684,000
Capesize converted to LR2 Tankers [Member] | Hull S3120 - TBN Parejo [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member] | Q3-16 [Member]
DWT	115,000
Capesize converted to LR2 Tankers [Member] | Hull H.5004 - TBN SBI Cuaba [Member] | Daehan Shipbuilding Co., Ltd. [Member] | Q2-16 [Member]
DWT	115,000
Capesize converted to LR2 Tankers [Member] | Hull H.5003 - TBN SBI Macanudo [Member] | Daehan Shipbuilding Co., Ltd. [Member] | Q1-16 [Member]
DWT	115,000
Capesize converted to LR2 Tankers [Member] | Hull H5024 - TBN SBI Robusto [Member] | Daewoo Mangalia Heavy Industries S.A. [Member] | Q1-17 [Member]
DWT	112,000
Capesize converted to LR2 Tankers [Member] | Hull S3121 - TBN SBI Tuscamina [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member] | Q3-16 [Member]
DWT	115,000
Capesize converted to LR2 Tankers [Member] | Hull H5023 - TBN SBI Panatela [Member] | Daewoo Mangalia Heavy Industries S.A. [Member] | Q4-16 [Member]
DWT	112,000
Kamsarmax Vessels [Member]
DWT	1,643,600
Kamsarmax Vessels [Member] | Q3-15 [Member]
DWT	81,600
Kamsarmax Vessels [Member] | Hull SS164-TBN SBI Salsa [Member] | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member] | Q3-15 [Member]
DWT	81,600